SEGMENT REPORTING	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

5. SEGMENT REPORTING

ASC 280 Segment Reporting establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major users in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making decisions, allocating resources and assessing performance.

Based on the management’s assessment, the Company determined that it has only one reportable operating segment, as defined by ASC 280. The following tables present the summary information by segment for the years ended March 31, 2025, 2024 and 2023:

	For the Years Ended March 31,
	2025	2024	2023
Revenues	$-	$-	$-
Sales and marketing expenses	(716,264)	(1,771,614)	(2,051,550)
General and administrative expenses	(1,838,740)	(1,657,879)	(1,315,509)
Research and development expenses	(832,565)	(1,459,828)	(929,916)
Total other income (expense), net	11,159	(9,685)	33,744
Income tax expense	-	-	-
Net loss	$(3,376,410)	$(4,899,006)	$(4,263,231)

The Company’s long-lived assets are all located in Hong Kong.